Equity and Divestitures (Tables)	12 Months Ended
Dec. 31, 2024
Equity and Divestitures [Abstract]
Schedule of Illustrates the Shareholders’ Equity

The following table illustrates the shareholders’ equity of the Company after being retrospectively adjusted by the share split in line with capital restructuring of the Group in conjunction with the SPAC merger:

Shares
As of January 1, 2022	17,610,450
Shares issued(i)	208,219
As of December 31, 2022	17,818,669

As of January 1, 2023	17,818,669
Shares issued(ii)	2,313,622
Subtotal	20,132,291
Acquisition of Nvni Group Limited(*)	11,485,080
As of December 31, 2023	31,617,370

As of January 1, 2024	31,617,370
Shares issued	6,820,072
As of December 31, 2024(**)	38,437,442

(i)	Shares were issued in December 2022 in connection with the exercise of subscription rights as detailed below. On December 22, 2022, the Company entered into a contribution agreement with Nuvini Holdings Limited, an exempted company incorporated with limited liability in the Cayman Islands that is the parent company of Nuvini S.A, that effective upon the agreement, the Company transferred 100% of Nuvini shareholders’ equity from Nuvini shares to Nuvini Holdings Limited shares.

(ii)	The shares issued pertain to the premium on loans, subscription right payments, earn out payments and stock option exercised by the board made in 2023, prior to the conversion into Nvni Group Limited shares.

*	In connection with the SPAC merger, each of the Nuvini shareholders contributed their ordinary shares into the Company in exchange for Nvni Group Limited ordinary shares. The shares were converted into a number of Nvni Group Limited ordinary shares in accordance with the Exchange Ratio of 0.145485724.

**	The Company has a total of 3,884,371 reserved shares that have been authorized but not issued as of December 31, 2024. Thus, the total outstanding shares authorized and issued is 34,553,071 as of December 31, 2024.

Schedule of Distribution Shareholders’ Capital

The distribution of shareholders’ capital as of December 31, 2023, is as follows:

Shareholders	% Participation	Common Shares	Subscribed and Paid- In Share Capital (R$)
Former Nuvini Stockholders (Nuvini Holdings Limited)	75.96%	24,016,662
Public Stockholders	0.30%	95,708
Mercato Founders	18.19%	5,750,000
Maxim	1.50%	475,000
PIPE Investors	4.05%	1,280,000
Total	100%	31,617,370	260,685

The distribution of shareholders’ capital as of December 31, 2024, is as follows:

Shareholders	% Participation	Common Shares	Subscribed and Paid- In Share Capital (R$)
Former Nuvini Stockholders (Nuvini Holdings Limited)	63.51%	21,943,823
Public Stockholders	17.28%	5,972,774
Mercato Founders	19.21%	6,636,474
Total	100.0%	34,553,071	283,408

Schedule of Recognized the Following Warrant Obligations

The Group has recognized the following warrant obligations:

	Public Warrants	Private Placement Warrants	Total
Initial Recognition at September 29, 2023	9,887	9,930	19,817
Change in fair value	(7,660)	(7,693)	(15,353)
Balance at December 31, 2023	2,227	2,237	4,464
Change in fair value	1,214	1,985	3,199
Balance at December 31, 2024	3,441	4,222	7,663

Schedule of Company’s Non-Controlling Interests

The following tables summarize the information relating to the Company’s non-controlling interests in Mercos before and after intercompany eliminations:

Summarized statement of financial position	2024	2023	2022
Non-controlling interest	42.09%	42.09%	42.09%

Current assets	7,884	4,351	3,463
Non-current assets	5,852	4,668	3,796
Current liabilities	(3,537)	(3,421)	(2,849)
Non-current liabilities	(1,892)	(5,598)	-

Summarized statement of profit and loss
Revenue	22,312	18,498	14,774
Expenses	(16,942)	(14,139)	(12,045)
Profit (loss) for the year	5,370	4,359	2,729
Profit (loss) attributable to owners of the Company	3,110	2,525	2,527
Profit (loss) attributable to the non-controlling interests	2,260	1,835	202

The following tables summarize the information relating to the Company’s non-controlling interests in Smart NX before and after intercompany eliminations:

Summarized statement of financial position	2024	2023
Non-controlling interest	45.00%	45.00%

Current assets	2,634	2,396
Non-current assets	3,593	5,131
Current liabilities	(1,600)	(1,680)
Non-current liabilities	(682)	(5,847)

Summarized statement of profit and loss
Revenue	13,552	12,209
Expenses	(10,958)	(9,719)
Profit (loss) for the year	2,594	2,490
Profit (loss) attributable to owners of the Company	1,427	1,370
Profit (loss) attributable to the non-controlling interests	1,167	1,121

Schedule of Statement of Financial Position
Summarized statement of financial position
At January 1, 2022	-
Non-controlling interest arising on disposal of interest on Mercos	4,207
Share of profit for the year	202
Payment of dividends	(556)
At December 31, 2022	3,853
Share of profit for the year	4,359
Payment of dividends	(5,173)
At December 31, 2023	3,039
Share of profit for the year	5,370
Payment of dividends	(1,228)
At December 31, 2024	7,181
Summarized statement of financial position
At January 1, 2023	-
Initial recognition	706
Share of profit for the year	2,490
Payment of dividends	(1,906)
At December 31, 2023	1,290
Share of profit for the year	2,594
Payment of dividends	(2,192)
At December 31, 2024	1,692